Shareholders’ Equity (Details) - USD ($)					6 Months Ended
	Oct. 25, 2023	May 06, 2022	May 05, 2022	Mar. 04, 2022	Dec. 31, 2023	Jun. 30, 2023	Jan. 24, 2022	Sep. 18, 2021	Jun. 30, 2021
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized					500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Shares issued to shareholders							7,500,000	14,990,000	10,000
Cash consideration (in Dollars)				$ 750	$ 4,999,823
Issuance of ordinary shares				7,500,000
Issuance of shares for initial capitalization					7,500,000
Ordinary shares			468,000
Cash consideration (in Dollars per share)		$ 46.8
Issue of aggregated ordinary shares			1,032,000
Cash consideration (in Dollars)			$ 895,000
Aggregate shares	1,000,000
Cash consideration (in Dollars)	$ 4,999,823
Common stock, shares outstanding					25,000,000	24,000,000
Registered capital percentage					50.00%
Retained earnings to statutory reserves (in Dollars)					$ 300,171	$ 300,171
Aggregate amounts of restricted net assets (in Dollars)					$ 447,704	$ 447,704
PRC [Member]
Shareholders’ Equity [Line Items]
Percentage of net after-tax income					10.00%